DEBT (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Aug. 31, 2011 Recourse factoring on account receivable item	Sep. 30, 2011 Recourse factoring on account receivable item	Dec. 31, 2011 Recourse factoring on account receivable	Jun. 30, 2010 Credit Facility item	Dec. 31, 2012 Bank loans	Dec. 31, 2011 Bank loans
Debt
Loans outstanding					$ 0	$ 0
Number of debt instruments	1	1		2
Amount of available factoring line	4,600,000	4,600,000
Number of customers with whom recourse factoring on accounts receivable is entered into by the entity	1	1
Expiration term of the debt instrument	12 months	12 months
Amount drawn-down under factoring line			0
Amount of credit facilities				$ 29,400,000